Leases - Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 1,698,358
2020	1,245,774
2021	70,080
Operating leases, Future minimum lease payments	$ 3,014,212